CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues	$ 62,911	$ 78,555	$ 60,971
Net income/(loss) from equity accounted investments	164	291	188
Other Income	1,283	746	27
Total revenues and other income	64,357	79,593	61,187
Purchases (net of inventory variation)	(29,532)	(38,516)	(28,212)
Operating expenses	(9,660)	(9,528)	(8,763)
Selling, general and administrative expenses	(809)	(758)	(738)
Depreciation, amortisation and net impairment losses	(13,204)	(9,249)	(8,644)
Exploration expenses	(1,854)	(1,405)	(1,059)
Total operating expenses	(55,058)	(59,456)	(47,416)
Net operating income/(loss)	9,299	20,137	13,771
Interest and other finance expenses	(1,450)	(1,040)	(903)
Other financial items	1,443	(224)	552
Net financial items	(7)	(1,263)	(351)
Income/(loss) before tax	9,292	18,874	13,420
Income tax	(7,441)	(11,335)	(8,822)
Net income/(loss)	1,851	7,538	4,598
Attributable to equity holders of the company	1,843	7,535	4,590
Attributable to non-controlling interests	$ 8	$ 3	$ 8
Basic earnings per share (in USD)	$ 0.55	$ 2.27	$ 1.4
Diluted earnings per share (in USD)	$ 0.55	$ 2.27	$ 1.4
Weighted average number of ordinary shares outstanding (in millions)	3,326	3,326	3,268
Weighted average number of ordinary shares outstanding, diluted (in millions)	3,334	3,335	3,288